INVESTMENT INCOME (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
INVESTMENT INCOME
Interest income			$ 186	$ 83	$ 144
Interest income from amounts due from related parties			259	242	56
Share of profit of associates				173	149
Disposal of associates(Note a)	¥ 837	$ 7,400	7,446
Total			$ 7,891	$ 498	$ 349
Consideration received for sale of share interest in OKY Solar 1 K.K and OKY Solar Omut K.K	1,068	9,180
Sky Solar Japan KK ("SSJ") | Orix Holdings
INVESTMENT INCOME
Consideration received for sale of share interest in OKY Solar 1 K.K and OKY Solar Omut K.K	¥ 1,068	$ 9,180